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RIVER OAK DISCOVERY FUND

OAK ASSOCIATES FUNDS

River Oak Discovery Fund – RIVSX

Supplement dated November 1, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information of Oak Associates Funds (the “Funds”) dated February 28, 2020

The information in this Supplement contains new and additional information beyond that in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Changes to the Fund Fees and Expenses

Effective November 1, 2020, the Management Fee paid by River Oak Discovery Fund (the “Fund”) is reduced from 0.90% to 0.79%. In addition, Oak Associates, ltd., the Adviser, has agreed to lower the Fund’s operating expense limit from 1.35% to 1.25%. Effective that same date, the Adviser will contractually waive all or a portion of its fee for the Fund and to reimburse expenses to the extent necessary in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. Accordingly, the tables entitled “Fund Fees and Expenses” and “Example” for the Fund are revised as follows:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RIVER OAK DISCOVERY FUND RIVER OAK DISCOVERY FUND SHARES
Management Fees	0.79%	[1]
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.49%
Less Fee Waivers and Expense Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%
[1]	Effective November 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced from 0.90% to 0.79%.
[2]	Effective November 1, 2020, Oak Associates, ltd. (the “Adviser”) has contractually agreed until at least February 28, 2022 to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND SHARES | USD ($)	127	447	790	1,759

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.